Investment in Investee Company (Details Narrative) (10-Q) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Ordinary shares authorized	600,000,000	600,000,000	600,000,000
Ordinary shares issued	451,617,093	451,375,000	451,335,000
Ordinary shares outstanding	451,617,093	451,375,000	451,335,000
Ordinary shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Aibotec Sdn Bhd [Member]
Initial investment amount	$ 739	$ 699
Equity interest rate	30.00%	30.00%
Ordinary shares authorized	10,000	10,000
Ordinary shares issued	10,000	10,000
Ordinary shares outstanding	10,000	10,000
Aibotec Sdn Bhd [Member] | Malaysia, Ringgits [Member]
Ordinary shares par value	$ 1	$ 1